CAPITAL LEASES (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Lessee Capital Lease Term of Contract	3 years
Capital Leased Assets, Gross	$ 60,668	$ 0
Interest Expense, Lessee, Assets under Capital Lease	$ 1,839
Debt Instrument, Interest Rate, Effective Percentage	6.00%